Acquisitions (Details) - USD ($) $ in Thousands	Mar. 31, 2020	May 31, 2019	Mar. 31, 2019	Mar. 27, 2019
Business Acquisition [Line Items]
Goodwill	$ 10,225
TREND DISCOVERY HOLDINGS, INC [Member]
Business Acquisition [Line Items]
Cash		$ 3
Receivables		10
Goodwill		3,222
Other assets		2
Total		$ 3,237
Banner Midstream Officers [Member]
Business Acquisition [Line Items]
Cash				$ 205
Receivables				110
Prepaid expenses and other current assets				585
Machinery and equipment				3,426
Oil and gas properties				6,135
Customer relationships				2,100
Trade name				250
Right of use assets				731
Assets of discontinued operations				249
Goodwill				8,364
Accounts payable				(268)
Accrued liabilities				(2,362)
Due to prior owners				(2,362)
Lease liabilities				(732)
Liabilities of discontinued operations				(228)
Asset retirement obligation				(295)
Notes payable - related parties				(1,844)
Long-term debt				(6,836)
Total				$ 4,866